Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Details
Current federal income tax expense	$ 1,475	$ 682	$ 817
Deferred federal income tax expense (benefit)	(132)	378	(163)
Income tax expense	$ 1,343	$ 1,060	$ 654